GOF-P15 09/25

FRANKLIN INVESTORS SECURITIES TRUST
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED SEPTEMBER 30, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2025, the following supersedes any and all disclosure to the contrary in each fund’s Summary Prospectus, Prospectus and SAI:

a. The portfolio managers primarily responsible for the day-to-day management of Franklin Total Return Fund are Tina Chou, Sonal Desai, Ph.D., Patrick Klein, Ph.D., Josh Lohmeier, CFA, and Michael V. Salm.

b. The portfolio managers primarily responsible for the day-to-day management of Franklin Templeton SMACS: Series C and Franklin Templeton SMACS: Series CP are Albert Chan, CFA, Tina Chou, Jacob K. Chu, and Patrick Klein, Ph.D.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund	March 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series C	June 20, 2025
Franklin Templeton SMACS: Series CP	June 20, 2025

Please retain this supplement for future reference.